Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
Right-of-use
assets

	Property $m	Other $m	Total $m
Cost
At 1 January 2020	822	5	827
Additions and other re-measurements	12	1	13
Derecognition	(93)	–	(93)
Terminations	(125)	(2)	(127)
Exchange and other adjustments	1	–	1
At 31 December 2020	617	4	621
Additions and other re-measurements	4	–	4
Terminations	(6)	(1)	(7)
Disposals	(3)	–	(3)
Exchange and other adjustments	(5)	–	(5)
At 31 December 2021	607	3	610
Depreciation and impairment
At 1 January 2020	(335)	(2)	(337)
Provided	(34)	(1)	(35)
System Fund expense	(4)	–	(4)
Impairment charge	(16)	–	(16)
System Fund impairment charge	(32)	–	(32)
Derecognition	44	–	44
Terminations	64	1	65
Exchange and other adjustments	(3)	–	(3)
At 31 December 2020	(316)	(2)	(318)
Provided	(26)	(1)	(27)
System Fund expense	(3)	–	(3)
System Fund impairment reversal	3	–	3
Terminations	4	1	5
Disposals	1	–	1
Exchange and other adjustments	3	–	3
At 31 December 2021	(334)	(2)	(336)

Net book value
At 31 December 2021	273	1	274
At 31 December 2020	301	2	303
At 1 January 2020	487	3	490

Disclosure Of Lease Liabilities	The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 11%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

	2021 $m	2020 $m
Currency
US dollars	374	385
Sterling	6	10
Euros	5	7
Other	34	48
	419	450

Analysed as:
Current	35	34
Non-current	384	416
	419	450

Disclosure Of Lease Expenditure Recognised Explanatory
Amounts recognised in the Group income statement

	2021 $m	2020 $m	2019 $m
Depreciation of right-of-use assets	27	35	38
System Fund depreciation of right-of-use assets	3	4	5
Impairment charge	–	16	32
System Fund impairment (reversal)/charge	(3)	32	–
Derecognition of right-of-use assets and lease liabilities	–	(22)	–
Gain on lease termination	–	(30)	–
Expense relating to variable lease payments	31	7	58
Expense relating to short-term leases and low-value assets	1	2	3
Income from subleasing right-of-use assets	(1)	(1)	(2)
Recognised in operating profit/(loss)	58	43	134
Interest on lease liabilities	29	37	41
Total recognised in the Group income statement	87	80	175

Disclosure Of Detailed Information About Operating Sublease Payments Receivables Explanatory [Table Text Block]

Operating sublease payments receivable	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	Total $m
31 D ecember 2021	2	2	5	9